Summary of Significant Accounting Policies - Additional Information (Detail)			1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		71 Months Ended
	Jul. 11, 2022 USD ($)	Jul. 02, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Jan. 17, 2022 shares	Dec. 31, 2019 USD ($)
Accounting Policies [Line Items]
Cash equivalents, at carrying value				$ 21,882,000					$ 21,882,000		$ 20,558,000	$ 20,558,000	$ 4,578,000	$ 20,558,000
Unrecognized tax benefits											180,000	180,000	0	180,000		$ 0
Cash, FDIC insured amount				250,000					250,000
Retained earnings accumulated deficit				(251,127,000)					(251,127,000)		(161,510,000)	(161,510,000)	(106,364,000)	(161,510,000)
Net income loss				(22,131,000)		$ (12,725,000)			(89,617,000)	$ (24,334,000)		(55,146,000)	(26,749,000)
Impairment of long lived assets									$ 0	0		0	0
Periods for which the profits earned are exempt from tax									20 years
Depreciation expense				604,000		402,000			$ 1,198,000	578,000		1,451,000	606,000
Cash and cash equivalents				21,882,000					21,882,000		20,558,000	$ 20,558,000		20,558,000
Unsufficient to fund its obligations term												12 months
Finite lived intangible assets amortization expense next twelve months				100,000					100,000		215,000	$ 215,000		215,000
Finite lived intangible assets amortization expense next two years				215,000					215,000		215,000	215,000		215,000
Finite lived intangible assets amortization expense next three years				5,000					$ 5,000		$ 5,000	$ 5,000		$ 5,000
Number of Operating Segments | segment									1			1
Capital Unit, Class A [Member]
Accounting Policies [Line Items]
Net income loss				$ (22,131)		(12,725)			$ (89,617)	(24,334)		$ (55,146)	(26,749)
Limited Partners' Capital Account, Units Authorized | shares				190,000,000					190,000,000		190,000,000	190,000,000		190,000,000
Capital Unit, Class B [Member]
Accounting Policies [Line Items]
Limited Partners' Capital Account, Units Authorized | shares				50,000,000					50,000,000		10,000,000	10,000,000		10,000,000	50,000,000
Promissory Note [Member] | Capital Unit, Class A [Member]
Accounting Policies [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount				$ 65,000,000					$ 65,000,000
Acquired Assembly Workforce [Member]
Accounting Policies [Line Items]
Finite lived intangible assets useful lives									5 years			5 years
Finite lived intangible assets amortization expense				54,000		107,000			$ 54,000	$ 107,000		$ 214,000	215,000
CAYMAN ISLANDS
Accounting Policies [Line Items]
Periods for which the profits earned are exempt from tax														20 years
Defined contribution plan costs												$ 8,000	$ 20,000
Defined contribution plan employer matching contribution percent												7.00%	7.00%
UNITED STATES
Accounting Policies [Line Items]
Defined contribution plan costs												$ 161,000	$ 119,000
Social Capital Suvretta Holdings Corp. III [Member]
Accounting Policies [Line Items]
Cash equivalents, at carrying value											$ 0	0		$ 0
Unrecognized tax benefits											0	0		0
Unrecognized tax benefits, accrued interests and penalities											0
Cash, FDIC insured amount											250,000	250,000		250,000
Deferred underwriting fee				7,700,000					7,700,000		7,700,000	7,700,000		7,700,000
Accrued legal expense				5,712,109					5,712,109		1,506,528	1,506,528		1,506,528
Accrued printing expense				665,684					665,684		5,000	5,000		5,000
Accrued due diligence expense				529,688					529,688		282,500	282,500		282,500
Accrued regulatory filing fee				124,950					124,950		70,000	70,000		70,000
Accrued accounting expense				70,000					70,000		770	770		770
Business combination, accrued legal expense				5,500,000					5,500,000
Business combination, accrued consulting expense				500,606					500,606
Retained earnings accumulated deficit				(15,002,118)					(15,002,118)		(8,388,308)	$ (8,388,308)		$ (8,388,308)
Net income loss			$ (5,182)	(2,270,014)	$ (3,981,025)	(143)	$ (5,325)		(6,251,039)		(2,324,629)
Accounting Fee Payable				118,450					118,450
Subsequent Event [Member]
Accounting Policies [Line Items]
Proceeds from business combination available for fund obligations	$ 511,912,000
Subsequent Event [Member] | Capital Unit, Class B [Member]
Accounting Policies [Line Items]
Limited Partners' Capital Account, Units Authorized | shares															50,000,000
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Accounting Policies [Line Items]
Net income loss				$ (1,825,123)		$ 0		$ 0	$ (5,025,922)		$ (1,675,346)
Common Class A [Member] | IPO [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Accounting Policies [Line Items]
Deferred offering costs		$ 379,666
Transaction costs incurred inconnection with initial public offering		12,479,666
Underwriting fee		4,400,000
Deferred underwriting fee		$ 7,700,000